Consolidated Income Statements - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Interest income	¥ 5,944,398	¥ 3,696,076	¥ 1,747,654
Interest expense	4,053,635	1,941,006	303,716
Net interest income	1,890,763	1,755,070	1,443,938
Fee and commission income	1,469,847	1,262,734	1,248,225
Fee and commission expense	233,715	222,920	209,762
Net fee and commission income	1,236,132	1,039,814	1,038,463
Net trading income	349,520	626,043	280,339
Net income from financial assets and liabilities at fair value through profit or loss	323,217	173,311	200,249
Net investment income	29,844	15,611	65,744
Other income	119,597	180,827	108,727
Total operating income	3,949,073	3,790,676	3,137,460
Impairment charges on financial assets	205,096	148,464	279,978
Net operating income	3,743,977	3,642,212	2,857,482
General and administrative expenses	2,229,701	1,965,417	1,801,621
Other expenses	466,857	502,347	368,559
Operating expenses	2,696,558	2,467,764	2,170,180
Share of post-tax profit (loss) of associates and joint ventures	160,370	87,428	(10,838)
Profit before tax	1,207,789	1,261,876	676,464
Income tax expense	312,039	326,027	161,389
Net profit	895,750	935,849	515,075
Profit attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	873,346	911,831	499,573
Non-controlling interests	8,641	12,708	4,771
Other equity instruments holders	¥ 13,763	¥ 11,310	¥ 10,731
Earnings per share:
Basic	¥ 657.13	¥ 668.12	¥ 364.46
Diluted	¥ 656.94	¥ 667.89	¥ 364.31